Schedule of related party transactions (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable		R$ 7,932,505		R$ 4,731,979
Inventories		14,365,943		8,383,650
Dividends and interest on capital		165		165
Total assets		94,741,847		86,083,919
Trade payables		10,438,072		9,946,315
Other payables		1,011,362		466,341
Payable notes		215,230		235,324
Loan to non-controlling shareholders of Braskem Idesa	[1]	3,456,265		3,222,493
Sales of products		77,413,096	R$ 39,805,121
Purchases of raw materials, finished goods services and utilities		52,057,968	33,533,365
Financial income (expenses), net		(5,608,821)	(10,509,660)
Petrobras and subsidiaries
IfrsStatementLineItems [Line Items]
Trade accounts receivable		6,144		6,354
Inventories		133,134		35,998
Total assets		139,278		42,352
Trade payables		306,459		601,203
Other payables		69		478
Total liabilities		306,528		601,681
Sales of products		113,647	155,672
Purchases of raw materials, finished goods services and utilities		(14,124,673)	(11,116,414)
Financial income (expenses), net		(11,843)	(2,313)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		18,253		14,509
Dividends and interest on capital		165		165
Total assets		18,418		14,674
Trade payables		10,787		9,641
Other payables		246		119
Loan to non-controlling shareholders of Braskem Idesa		3,456,265		3,222,493
Total liabilities		3,467,298		3,232,253
Sales of products		432,651	233,074
Purchases of raw materials, finished goods services and utilities		(6,895)	(18,680)
Financial income (expenses), net		(948)	(340)
Post-employment benefits plan ("EPE") Private pension ("Vexty")		(56,545)	(37,427)
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		24,397		20,863
Inventories		133,134		35,998
Dividends and interest on capital		165		165
Total assets		157,696		57,026
Trade payables		390,765		643,944
Other payables				597
Payable notes		315
Loan to non-controlling shareholders of Braskem Idesa		3,456,265		3,222,493
Total liabilities		3,847,345		3,867,034
Sales of products		546,298	388,746
Purchases of raw materials, finished goods services and utilities		(14,338,117)	(11,224,485)
Financial income (expenses), net		(12,910)	(3,012)
Post-employment benefits plan ("EPE") Private pension ("Vexty")		(56,545)	(37,427)
Odebrecht and subsidiaries and associates
IfrsStatementLineItems [Line Items]
Trade payables		73,519		33,100
Total liabilities		73,519		R$ 33,100
Purchases of raw materials, finished goods services and utilities		(206,549)	(89,391)
Financial income (expenses), net		R$ (119)	R$ (359)

[1]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.